Investments	9 Months Ended
Sep. 30, 2013
Investments [Abstract]
Investments

Note 8 - Investments:

The Company has investments in Bagatelle NY LA Investors LLC ("Bagatelle Investors"), Bagatelle Little West 12 th , LLC ("Bagatelle NY") and Bagatelle LA Cienega, LLC ("Bagatelle LA") as reflected in Note 7. In addition, the Company has an investment in One 29 Park, LLC ("One 29 Park") with a carrying amount of $419,000 at September 30, 2013, December 31, 2012 and 2011. These investments have been accounted for under the equity method. Included in due to/from related parties at September 30, 2013, December 31, 2012 and 2011 are amounts due to/from these entities, net of $225,222, $(488,805) and $58,355, respectively. Included in accounts receivable are management fees due at September 30, 2013, December 31, 2012 and 2011 from these entities for $225,222, $345,786 and $300,708, respectively.

Condensed financial information for Bagatelle Investors, Bagatelle NY, Bagatelle LA and One 29 Park as of, and for the nine months ended September 30, 2013 and the years ended December 31, 2012, 2011 and 2010 are as follows:

September 30, 2013:
(unaudited)
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	31.24%	5.23%	5.23%	10.00%

Current assets	$384,074	$1,855,140	$120,339	$1,166,495
Noncurrent assets	3,052,363	2,326,531	534,910	1,187,452
Current liabilities	(19,114)	(983,180)	(1,034,039)	(364,768)
Noncurrent liabilities	-	(161,495)	(25,317)	-
Equity	$3,417,323	$3,036,997	$(404,106)	$1,989,179

Revenues	$-	$8,747,933	$1,236,199	$7,242,579
Operating income (loss)	143,513	1,283,943	(518,716)	859,245
Net income (loss)	140,954	1,207,760	(537,865)	(207,677)

December 31, 2012:
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	31.24%	5.23%	5.23%	10.00%

Current assets	$684,095	$1,165,932	$107,517	$1,673,947
Noncurrent assets	3,229,291	2,702,895	674,312	1,171,226
Current liabilities	(117,017)	(1,512,816)	(626,338)	(567,270)
Noncurrent liabilities	-	(119,956)	(21,732)	-
Equity	$3,796,369	$2,236,055	$133,759	$2,277,903

Revenues	$-	$6,089,189	$1,745,057	$10,911,564
Operating income (loss)	(184,380)	105,420	(995,511)	2,185,157
Net income (loss)	(184,380)	79,416	(1,002,842)	499,847

December 31, 2011 (Restated):
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	55.56%	4.00%	4.00%	10.00%

Current assets	$68,863	$367	$14,756	$1,927,635
Noncurrent assets	1,671,901	1,296,712	402,898	1,200,598
Current liabilities	-	(58,355)	-	(1,178,970)
Noncurrent liabilities	-	-	-	-
Equity	$1,740,764	$1,238,724	$417,654	$1,949,263

Revenues	$-	$-	$-	$11,935,280
Operating income (loss)	(59,251)	(303,229)	(354,960)	2,333,777
Net income (loss)	(59,251)	(303,229)	(354,960)	757,106

December 31, 2010:
	Bagatelle	Bagatelle	Bagatelle	One 29
	Investors	NY	LA	Park

Company ownership	0.0%	0.0%	0.0%	10.00%

Current assets	$-	$-	$-	$901,604
Noncurrent assets	-	-	-	37,425
Current liabilities	-	-	-	(390,726)
Noncurrent liabilities	-	-	-	(661,745)
Equity	$-	$-	$-	$(113,442)

Revenues				$2,310,891
Operating income (loss)				(413,442)
Net income (loss)				(413,442)

The Company has accounted for its investments in Bagatelle NY, Bagatelle LA and One 29 Park, LLC under the equity method due to its ability to exercise significant influence over such entities.